Investments in equity-accounted Investees	12 Months Ended
Dec. 31, 2018
Disclosure of Investments in equity-accounted Investees [Abstract]
Disclosure of investments accounted for using equity method [text block]
14.	Investments in equity-accounted Investees

	December 31,
	2017	2018
	(in thousands)
Associates	$5,286,487	5,973,127
Joint ventures	310,800	312,738
	$5,597,287	6,285,865

(a)	Associates

		Principal	December 31, 2017		December 31, 2018
Name of associate	Principal activities	place of business	Ownership interest	Amount	Ownership interest	Amount
			%	(in thousands)%		(in thousands)
Lextar Electronics Corp. (“Lextar”)	Manufacturing and sales of Light Emitting Diode	Taiwan ROC	27	$3,104,955	27	$3,082,178
Raydium Semiconductor Corporation (“Raydium”)	IC design	Taiwan ROC	18	678,908	18	716,381
Star River Energy Corp. (“SREC”)	Holding company	Taiwan ROC	34	533,840	34	434,421
Daxin Materials Corp. (“Daxin”)	Research, manufacturing, and sales of display related chemicals	Taiwan ROC	25	573,571	25	654,940
SSEC	Holding company	Taiwan ROC	37	369,153	33	1,002,874
Others				26,060		82,333
				$5,286,487		$5,973,127

None of the above associates is considered individually material to the Company. The following table summarized the amount recognized by the Company at its share of those associates.

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
The Company’s share of profits of associates	$18,644	251,699	307,992
The Company’s share of other comprehensive loss of associates	(29,460)	(62,084)	(15,477)
The Company’s share of total comprehensive income (loss) of associates	$(10,816)	189,615	292,515

(b)	Joint ventures

In September 2016, AUSG disposed of its entire 50% interest in AUO SunPower Sdn. Bhd., a joint venture of the Company, to SunPower Technology, Ltd. for total selling price of
$5,408,546 thousand (US$170,100 thousand) in cash and recognized a loss on disposal, net of tax, amounting to $382,608 thousand. The selling price will be settled with repayment of installments over the years. As of December 31, 2017 and 2018, the outstanding selling price amounting to US$61,100 thousand and
US$60,000
thousand, respectively, which will be received in cash at US$30,000 thousand and
US$30,000 thousand in year 2019 and 2020, respectively, are classified under other current assets and other noncurrent assets by its liquidity.

None of the joint ventures is considered individually material to the Company. The following table summarized the amount recognized by the Company at its share of those joint ventures.

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
The Company’s share of profits (losses) of joint ventures	$82,134	(12,693)	3,722
The Company’s share of other comprehensive loss of joint ventures	(314,710)	-	-
The Company’s share of total comprehensive income (loss) of joint ventures	$(232,576)	(12,693)	3,722

As at December 31, 2017 and 2018, none of the Company’s investments in equity-accounted investees was pledged as collateral.